ASSETS HELD FOR SALE - Schedule of Assets and Liabilities Classified As Held For Sale (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Assets Held For Sale [Line Items]
Cash and cash equivalents	$ 1,971	$ 2,124	$ 2,093	$ 1,907	$ 1,955	$ 3,135
Restricted cash	271		220
Trade receivables and other current assets	2,667		2,542
Equity-accounted investments	3,714		4,087
Property, plant and equipment, at fair value	69,616		70,456
Goodwill	6,040		6,019
Deferred income tax assets	541		493
Other long-term assets	965		953
Total Assets	96,745		98,701
Current liabilities	13,425		21,698
Non-recourse borrowings	4,713		7,384
Deferred income tax liabilities	9,409		9,395
Other long-term liabilities	1,849		1,824
Liabilities directly associated with assets held for sale	60,897		63,727
Assets and liabilities classified as held for sale
Assets Held For Sale [Line Items]
Cash and cash equivalents	64		79
Restricted cash	7		88
Trade receivables and other current assets	40		94
Financial instrument assets	24		160
Equity-accounted investments	394		0
Property, plant and equipment, at fair value	3,958		5,582
Goodwill	25		0
Deferred income tax assets	1		0
Other long-term assets	21		139
Total Assets	4,534		6,142
Current liabilities	40		99
Non-recourse borrowings	1,290		2,359
Financial instrument liabilities	92		1,095
Deferred income tax liabilities	352		73
Provisions	19		203
Other long-term liabilities	109		192
Liabilities directly associated with assets held for sale	1,902		$ 4,021
Change in fair value	145
Assets and liabilities classified as held for sale | U.S. Hydroelectric Portfolio
Assets Held For Sale [Line Items]
Cash and cash equivalents	36
Restricted cash	0
Trade receivables and other current assets	9
Financial instrument assets	2
Equity-accounted investments	0
Property, plant and equipment, at fair value	1,795
Goodwill	0
Deferred income tax assets	1
Other long-term assets	0
Total Assets	1,843
Current liabilities	9
Non-recourse borrowings	752
Financial instrument liabilities	19
Deferred income tax liabilities	5
Provisions	0
Other long-term liabilities	5
Liabilities directly associated with assets held for sale	790
Assets and liabilities classified as held for sale | U.S. Renewables Portfolio
Assets Held For Sale [Line Items]
Cash and cash equivalents	0
Restricted cash	7
Trade receivables and other current assets	7
Financial instrument assets	4
Equity-accounted investments	394
Property, plant and equipment, at fair value	501
Goodwill	0
Deferred income tax assets	0
Other long-term assets	20
Total Assets	933
Current liabilities	19
Non-recourse borrowings	273
Financial instrument liabilities	73
Deferred income tax liabilities	0
Provisions	4
Other long-term liabilities	26
Liabilities directly associated with assets held for sale	395
Assets and liabilities classified as held for sale | Colombian Renewables Portfolio
Assets Held For Sale [Line Items]
Cash and cash equivalents	0
Restricted cash	0
Trade receivables and other current assets	2
Financial instrument assets	0
Equity-accounted investments	0
Property, plant and equipment, at fair value	859
Goodwill	25
Deferred income tax assets	0
Other long-term assets	0
Total Assets	886
Current liabilities	0
Non-recourse borrowings	0
Financial instrument liabilities	0
Deferred income tax liabilities	236
Provisions	1
Other long-term liabilities	4
Liabilities directly associated with assets held for sale	241
Assets and liabilities classified as held for sale | European Renewables Portfolio
Assets Held For Sale [Line Items]
Cash and cash equivalents	28
Restricted cash	0
Trade receivables and other current assets	22
Financial instrument assets	18
Equity-accounted investments	0
Property, plant and equipment, at fair value	803
Goodwill	0
Deferred income tax assets	0
Other long-term assets	1
Total Assets	872
Current liabilities	12
Non-recourse borrowings	265
Financial instrument liabilities	0
Deferred income tax liabilities	111
Provisions	14
Other long-term liabilities	74
Liabilities directly associated with assets held for sale	$ 476